Shareholder Report, Holdings (Details)	Apr. 30, 2026
Portfolio Building Block European Banks Index ETF | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Portfolio Building Block European Banks Index ETF | Banco Santander SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Portfolio Building Block European Banks Index ETF | BBVA [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Portfolio Building Block European Banks Index ETF | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Portfolio Building Block European Banks Index ETF | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Portfolio Building Block European Banks Index ETF | Intesa Sanpaolo SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Portfolio Building Block European Banks Index ETF | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Portfolio Building Block European Banks Index ETF | Lloyds Banking Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Portfolio Building Block European Banks Index ETF | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Portfolio Building Block European Banks Index ETF | Nordea Bank Abp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Portfolio Building Block European Banks Index ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	28.12%
Portfolio Building Block European Banks Index ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	19.48%
Portfolio Building Block European Banks Index ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	14.78%
Portfolio Building Block European Banks Index ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	9.44%
Portfolio Building Block European Banks Index ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Portfolio Building Block European Banks Index ETF | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	4.19%
Portfolio Building Block European Banks Index ETF | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Portfolio Building Block European Banks Index ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Portfolio Building Block European Banks Index ETF | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Portfolio Building Block European Banks Index ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	2.02%
Portfolio Building Block European Banks Index ETF | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Portfolio Building Block European Banks Index ETF | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Portfolio Building Block European Banks Index ETF | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	1.64%
Portfolio Building Block European Banks Index ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	0.73%
Portfolio Building Block European Banks Index ETF | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	0.49%
Portfolio Building Block European Banks Index ETF | GEORGIA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	0.25%
Portfolio Building Block European Banks Index ETF | European Community [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
Portfolio Building Block European Banks Index ETF | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Portfolio Building Block European Banks Index ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | Suncor Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | ConocoPhillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | Canadian Natural Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.61%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	5.14%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.58%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	2.63%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | PORTUGAL
Holdings [Line Items]
Percent of Net Asset Value	0.56%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | CANADA
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.37%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF | Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Portfolio Building Block World Pharma and Biotech Index ETF | Eli Lilly & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Portfolio Building Block World Pharma and Biotech Index ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Portfolio Building Block World Pharma and Biotech Index ETF | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Portfolio Building Block World Pharma and Biotech Index ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Portfolio Building Block World Pharma and Biotech Index ETF | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Portfolio Building Block World Pharma and Biotech Index ETF | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Portfolio Building Block World Pharma and Biotech Index ETF | Merck & Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Portfolio Building Block World Pharma and Biotech Index ETF | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Portfolio Building Block World Pharma and Biotech Index ETF | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Portfolio Building Block World Pharma and Biotech Index ETF | Pfizer Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Portfolio Building Block World Pharma and Biotech Index ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Portfolio Building Block World Pharma and Biotech Index ETF | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.12%
Portfolio Building Block World Pharma and Biotech Index ETF | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.26%
Portfolio Building Block World Pharma and Biotech Index ETF | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.29%
Portfolio Building Block World Pharma and Biotech Index ETF | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	3.98%
Portfolio Building Block World Pharma and Biotech Index ETF | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Portfolio Building Block World Pharma and Biotech Index ETF | BELGIUM
Holdings [Line Items]
Percent of Net Asset Value	0.84%
Portfolio Building Block World Pharma and Biotech Index ETF | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.15%
Portfolio Building Block World Pharma and Biotech Index ETF | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Portfolio Building Block World Pharma and Biotech Index ETF | ISRAEL
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Portfolio Building Block World Pharma and Biotech Index ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Portfolio Building Block World Pharma and Biotech Index ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%